Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Provisions

	Restructuring	Warranty	Onerous	Contingent	Legal
Balance	provision	provision	contracts	consideration	provision	Total
At January 1, 2022	$5	$8,712	$300	$26,258	$—	$35,275
Opening retained earnings adjustment	—	—	1,200	—	—	1,200
Provisions made during year	455	5,851	2,900	—	2,968	12,174
Provisions used/paid during year	(320)	(2,391)	—	(14,900)	—	(17,611)
Provisions reversed/expired during year	—	(860)	—	(9,280)	—	(10,140)
Effect of movements in exchange rates	(3)	15	—	—	—	12
At December 31, 2022	137	11,327	4,400	2,078	2,968	20,910
Provisions made during year	1,459	7,210	2,600	—	—	11,269
Provisions used/paid during year	(1,176)	(2,652)	—	(2,000)	(2,968)	(8,796)
Provisions reversed/expired during year	—	(910)	(700)	—	—	(1,610)
Effect of movements in exchange rates	2	22	—	—	—	24
At December 31, 2023	$422	$14,997	$6,300	$78	$—	$21,797